Amounts Due to Related Parties (Details) - Schedule of amounts due to related parties - USD ($)		Dec. 31, 2022	Dec. 31, 2021
Mr. Song [Member]
Amounts Due to Related Parties (Details) - Schedule of amounts due to related parties [Line Items]
Amounts due to related parties	[1]	$ 912,351	$ 135,718

[1]	The Company’s CEO and Chairman